RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS:

NOTE 5 – RELATED PARTY TRANSACTIONS

On July 25, 2011, the Company, JLS and Roy Amitzur entered into a Management Services Agreement according to which JLS, and Mr. Amitzur are engaged to provide management services to the Company devoting at least 75% of this time to the Company, with Mr. Amitzur serving as Executive Vice President. The term of the agreement was originally for two years and in July 2013, was extended for a further eight months. Since the agreement expired in May 2014, Mr. Amitzur’s agreement was further extended on the same terms on an oral basis. For services rendered under the agreement, JLS is entitled to a monthly fee of US$10,000 + VAT subject to the Company raising an aggregate amount of at least $450,000.  Subsequently, such fee increases to a monthly fee of $15,000 + VAT after the Company raises an aggregate equity investment of $2,000,000. Notwithstanding the raise of more than an aggregate of $2,000,000, payment of Mr. Amitzur monthly fee of US $10,000 + VAT has continued to-date. In addition, the Company issued to JLS 110,620 shares of common stock vesting in equal amounts quarterly over 24 months, all of which have fully vested.  JLS and Mr. Amitzur are entitled to participate on similar terms as the other executives of the Company in bonus plans or incentive compensation plans for its employees.

On February 29, 2012, the Company entered into an employment agreement with Mr. Palas to serve as the Company’s Chief Executive Officer for an indefinite term. This agreement was intended to extend the term of a previously entered into employment agreement with Mr. Palas whose term was expiring. Under the agreement, Mr. Palas receives monthly remuneration at a gross rate of USD$15,000 + VAT. Mr. Palas will be entitled to participate in any bonus plan or incentive compensation plan for its employees adopted by the Company.

On November 5, 2012, the Board of Directors of the Company approved the issuance of 53,098 shares of the Company to its Chief Executive officer, 44,248 shares to the Chairman of the Board, 44,248 shares to the Executive Vice-President and 35,399 shares to the Chief Carbon Officer and general counsel of the Company.

On March 18, 2013, the Board of Directors of the Company approved the issuance of 53,098 shares of the Company to its Chief Executive Officer, 44,248 shares to the Chairman of the Board, 44,248 shares to the Executive Vice-President and 35,399 shares to the Chief Carbon Officer and general counsel of the Company.

On April 30, 2013, the Board of Directors of the Company approved the issuance of 230,089 shares of the Company and options to purchase 230,089 shares of common stock to its Chief Executive Officer, 203,540 shares and options to purchase 203,540 shares of common stock to the Chairman of the Board, 168,142 shares and options to purchase 168,142 shares of common stock to the Executive Vice-President and 88,496 shares and options to purchase 88,496 shares of common stock to both the Chief Carbon Officer and general counsel of the Company and for the CTO of Company. The shares and options will vest over a two year period with 1/8 of the total amount of the shares and options vesting at the end of each quarter from the date of the grant.

On June 19, 2013 the Board of Directors of the Company approved the issuance of 53,098 shares of the Company to its Chief Executive officer, 44,248 shares to the Chairman of the Board, 44,248 shares to the Executive Vice-President and 35,399 shares to the Chief Carbon Officer and general counsel of the Company.

On January 26, 2014, the Company signed a subscription agreement with Talya Levy-Tytiun (“Talya”) pursuant to which Talya agreed to invest an aggregate of $400,000 into the Company for the sale of 1,739,130 shares of common stock. The Company was obligated to issue Talya additional shares of the Company, if, six months from the date of the agreement her ownership in the Company would be reduced below 12.3%. In addition, the Company guaranteed that if on the first anniversary of the agreement, the share price of the Company common stock was 0.23$ per share or less, the Company shall transfer Talya such amount necessary to make Talya whole and reimburse her for any loss due to her investment. On September 17, 2014 the Company issued Talya 2,866,194, shares of common stock as a reimbursement under the above agreement.

On December 13, 2013 the Board of Directors of the Company approved the issuance of 424,779 shares of the Company to its Chief Executive Officer, 353,982 shares to the Chairman of the Board, 353,982 shares to the Executive Vice-President and 283,186 shares to the Chief Carbon Officer and general counsel of the Company. Such shares were issued at January 9, 2014.

On March 10, 2014 the Board of Directors of the Company approved the issuance of 250,000 shares of the Company to its Chief Executive Officer, 220,000 shares to the Chairman of the Board, 200,000 shares to the Executive Vice-President and 180,000 shares to the Chief Carbon Officer and general counsel of the Company.

On May 27, 2014 the Company appointed Mr. Yigal Brosh as a member of the Board of Directors of the Company. Mr. Brosh was granted 200,000 options to purchase shares of common stock of the Company at an exercise price of $0.01 per share. The Options vets over a period of two years with a pro-rata portion vesting each three month period.

On February 24, 2015, the Board of Directors approved a grant of up to 1,450,000 shares of common stock to certain of its directors under the 2010 Plan. In addition, on February 24, 2015 the Company granted under its 2014 Option Plan 7,450,000 shares of common stock and to 1,775,000 options to purchase shares of common stock to certain of its directors. The shares will vest on a quarterly basis over a two-year period, and the options will vest on a quarterly basis over a two-year period with an exercise price of $0.14 per share.